Segment Information - Geographic (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net		$ 4,335	$ 4,997	$ 5,282
Machinery and Equipment, Gross	[1]	14,930	15,145
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net		877	991	825
Machinery and Equipment, Gross	[1]	4,074	2,798
NORWAY
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net		641	1,071	1,198
Machinery and Equipment, Gross	[1]	2,094	2,252
ANGOLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net		527	707	734
Machinery and Equipment, Gross	[1]	1,452	1,852
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net		499	21	207
OTHER
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue, Net	[2]	1,791	2,207	$ 2,318
Machinery and Equipment, Gross	[1],[3]	$ 7,310	$ 8,243

[1]	The fixed assets referred to in the table are the Company’s operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[2]	Other countries represents countries in which we operate that individually had revenues representing less than 10 percent of total revenues earned for any of the periods presented.
[3]	Other countries represents countries in which we operate that individually had fixed assets representing less than 10 percent of total fixed assets for any of the periods presented.